Segment Disclosures (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Disclosures [Abstract]
Schedule of Financial Statement Information by Operating Segment

Financial statement information by operating segment for the three months ended March 31, 2025 is presented below:

	Three Months Ended March 31, 2025
	Corporate	Cybersecurity	SVC	Total

Revenue	$-	$1,063,437	$1,108,189	$2,171,626
Operating (loss) income	(110,183)	(1,202,860)	(8,471)	(1,321,513)
Interest expense	32,989	109,213	18,383	160,585
Depreciation and amortization	-	42,720	141,494	184,214
Total assets as of March 31, 2025	14,865	1,659,855	4,009,798	5,684,518

Financial statement information by operating segment for the three months ended March 31, 2024 and as of December 31, 2024 is presented below:

	Three Months Ended March 31, 2024
	Corporate	Cybersecurity	SVC	Total

Net sales	$-	$1,045,828	$1,015,675	$2,061,503
Operating (loss) income	(281,422)	(1,247,339)	1,436	(1,527,325)
Interest expense	160,820	82,216	-	243,036
Depreciation and amortization	-	58,361	129,977	188,338
Total assets as of December 31, 2024	16,265	231,631	5,538,875	5,786,771

Financial statement information by operating segment for the years ended December 31, 2024 is presented below:

	Year Ended December 31, 2024
	Corporate	Cybersecurity	SVC	Total

Net sales	$-	$4,302,417	$4,076,291	$8,378,708
Operating (loss) income	(2,433,902)	(5,871,492)	(248,673)	(8,554,067)
Interest expense	430,462	726,193	6,523	1,163,178
Depreciation and amortization	-	240,378	554,460	794,838
Total assets as of December 31, 2024	$16,265	$231,631	$5,538,875	$5,786,771
	Year Ended December 31, 2023
	Corporate	Cybersecurity	SVC	Total

Net sales	$-	$3,031,579	$3,874,581	$6,906,160
Operating (loss) income	(2,622,121)	(6,772,172)	(2,556,116)	(11,950,409)
Interest expense	334,609	2,123,654	-	2,458,263
Depreciation and amortization	-	255,263	589,194	844,457
Total assets as of December 31, 2023	$14,929	$3,366,938	$7,449,887	$10,831,754

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

Geographic information as of and for the three months ended March 31, 2025 is presented below:

	Revenues For The Three Months Ended March 31, 2025	Long-lived Assets as of March 31, 2025
United States	2,171,626	4,312,151
Consolidated total	$2,171,626	$4,312,151

Geographic information as of and for the three months ended March 31, 2024 and as of December 31, 2024 is presented below:

	Revenues For The Three Months Ended March 31, 2024	Long-lived Assets as of December 31, 2024
United States	2,061,503	4,523,026
Consolidated total	$2,061,503	$4,523,026

Geographic information as of and for the year ended December 31, 2024 is presented below:

	Revenues For The Year Ended December 31, 2024	Long-lived Assets as of December 31, 2024
United States	8,378,708	4,523,026
Consolidated total	$8,378,708	$4,523,026
	Revenues For The Year Ended December 31, 2023	Long-lived Assets as of December 31, 2023
United States	6,906,160	8,087,043
Consolidated total	$6,906,160	$8,087,043